Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Line Items]
Schedule of current and deferred portion of income tax (benefit)/expense of the Company's China subsidiaries, VIEs, and subsidiaries of the VIEs

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	2,281	5,027	1,545
Deferred income tax expense	46,915	1,845	977
Income tax expense	49,196	6,872	2,522

Schedule of loss before income tax expense

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC	207,533	73,988	175,801
Others	39,411	27,960	18,234
Total loss before income tax expense	246,944	101,948	194,035

Schedule of reconciliation between the statutory EIT rate and the effective tax rates

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.01)%	(0.39)%	(0.37)%
Tax effect of tax-exempt entities *	(4.69)%	(1.89)%	(0.53)%
Tax effect of expired tax attribute carryforwards	(0.86)%	(4.57)%	(4.03)%
Tax effect of preferred tax rate	(1.55)%	(7.85)%	(1.47)%
Tax effect of R&D expense additional deduction	0.98%	1.59%	0.97%
Tax effect of non-deductible interest expenses	(1.92)%	—%	—%
Tax effect of goodwill impairment	(3.37)%	—%	—%
Tax effect of non-deductible expenses	1.82%	(0.29)%	(0.54)%
Tax effect of deferred tax effect of tax rate change	0.13%	6.88%	1.44%
Changes in valuation allowance	(35.45)%	(25.22)%	(21.77)%
Effective tax rate	(19.92)%	(6.74)%	(1.30)%

*Tax-exempt entities represent entities entity incorporated in the Cayman Islands for which the statutory tax rate is zero.

Schedule of changes in valuation allowance

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	260,002	347,240	367,071
Additions	102,398	35,095	51,823
Reversals	(15,160)	(9,388)	(9,586)
Decrease in disposal of a subsidiary	—	(5,876)	(2,255)
Balance at end of the year	347,240	367,071	407,053

Summary of Net Operating Loss Carryforwards

	Net operating loss carryforwards due by schedule
	2023	2024	2025	2026	2027	Total
Net operating loss carryforwards	53,305	49,208	60,311	88,731	83,864	335,419

Jurisdictions other than Australia
Income Tax Disclosure [Line Items]
Schedule of components of the deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts and credit losses	234,075	241,242
Impairment of long-term investment	706	22,498
Deductible advertising fees	225	—
Net operating loss carry forwards	62,347	74,072
Guarantee liabilities	57,383	57,112
Accrued expense	12,129	12,129
Subtotal	366,865	407,053
Less: valuation allowance	(365,888)	(407,053)
Total deferred tax assets, net	977	—
Deferred tax liabilities:
Intangible assets acquired in a business combination	(2,470)	(2,470)
Total deferred tax liabilities	(2,470)	(2,470)
Net deferred tax liabilities	(1,493)	(2,470)

Australia
Income Tax Disclosure [Line Items]
Schedule of components of the deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	8	—
Allowance for doubtful accounts and credit losses	1,175	—
Subtotal	1,183	—
Less: valuation allowance	(1,183)	—
Total deferred tax assets, net	—	—